Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Prospectus Date	rr_ProspectusDate	Aug. 12, 2024
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2024